Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000089779
Average Annual Return [Line Items]
Line Graph and Table Measure Name		13D Activist Fund
Average Annual Return, Percent	9.82%		6.34%	6.48%
C000089780
Average Annual Return [Line Items]
Line Graph and Table Measure Name		13D Activist Fund
C000089781
Average Annual Return [Line Items]
Line Graph and Table Measure Name		13D Activist Fund
Without Sales Load [Member] | C000089779
Average Annual Return [Line Items]
Average Annual Return, Percent	16.50%		7.60%	7.11%
Without Sales Load [Member] | C000089780
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%		6.80%	6.32%
Without Sales Load [Member] | C000089781
Average Annual Return [Line Items]
Average Annual Return, Percent	16.82%		7.87%	7.39%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.17%		10.43%	9.50%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.17%		10.43%	9.50%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.17%		10.43%	9.50%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	26.76%		9.39%	8.78%